TAXES ON INCOME - Disclosure of detailed information about reconciliation of tax expense and accounting profit (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Loss before income tax	$ (12,794)	$ (9,457)	$ (26,060)
Statutory tax rate in Canada	26.50%	26.50%	26.50%
Statutory tax rate in Canada	$ (3,390)	$ (2,506)	$ (6,906)
Increase (decrease) in income tax due to:
Non-deductible expenses (non-taxable income), net for tax purposes	(223)	(122)	1,764
Effect of different tax rates of subsidiaries	232	169	599
Adjustments in respect of current income tax of previous years	708	(195)	(16)
Recognition of tax benefits in respect of losses incurred in previous years	1,078	1,565	0
Unrecognized tax benefit in respect of losses incurred for the year	1,059	1,432	4,037
Other adjustments	929	(38)	(616)
Income tax expense (benefit)	$ (1,023)	$ 771	$ (1,138)